Basis of Presentation (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2020
Basis Of Presentation Details Narrative
Accumulated deficit	$ (1,550)	$ (721,543)	$ (721,543)
Working capital deficit	910	342,000	342,000
Net loss	(1,550)	$ (263,238)	(719,993)
Net cash used in operating activities			$ (549,056)